UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22449
American Funds Mortgage Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class A
| MFAAX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.71% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class C
| MFACX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class T
| TFMFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 23	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class F-1
| MFAEX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class F-2
| MFAFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to s hareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class F-3
| AFFMX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 13	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-A
| CMFAX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.73% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-C
| CMFCX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 74	1.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-E
| CMFEX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 47	0.94% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-T
| TMFMX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder d ocuments
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-F-1
| CMFFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 21	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-F-2
| FFMFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 21	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholde
r documents will be
mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-F-3
| FMMFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 15	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-1
| RMAAX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 70	1.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be m ailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-2
| RMABX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 68	1.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-2E
| RMBEX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 53	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-3
|
RMACX
 for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.94% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-4
| RMAEX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-5E
| RMAHX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-5
| RMAFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-042-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-6
| RMAGX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 13	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 11,726
Total number of portfolio holdings	988
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-042-0425 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Mortgage Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended February 28, 2025
Lit. No. MFGEFP2-042-0425 © 2025 Capital Group. All rights reserved.

Investment portfolio February 28, 2025unaudited

Bonds, notes & other debt instruments 91.31%		Principal amount (000)	Value (000)
Mortgage-backed obligations 80.08%
Federal agency mortgage-backed obligations 78.32%
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD1	$1
	Fannie Mae Pool #256310 6.50% 7/1/2026[1]	— [2]	— [2]
	Fannie Mae Pool #928689 6.50% 9/1/2027[1]	2	2
	Fannie Mae Pool #AD0838 6.50% 10/1/2027[1]	1	1
	Fannie Mae Pool #928957 6.50% 12/1/2027[1]	1	2
	Fannie Mae Pool #AL9724 6.50% 2/1/2028[1]	2	2
	Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	32	32
	Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	44	43
	Fannie Mae Pool #613025 6.50% 7/1/2031[1]	4	5
	Fannie Mae Pool #BJ4876 3.00% 2/1/2033[1]	250	240
	Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	80	77
	Fannie Mae Pool #BM3919 3.00% 2/1/2033[1]	6	6
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	1	1
	Fannie Mae Pool #CA2106 3.50% 7/1/2033[1]	8	7
	Fannie Mae Pool #MA1640 2.50% 9/1/2033[1]	591	553
	Fannie Mae Pool #AU7556 3.00% 9/1/2033[1]	267	251
	Fannie Mae Pool #BJ9000 3.50% 11/1/2033[1]	79	77
	Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	3,574	3,340
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	7,004	6,553
	Fannie Mae Pool #745001 6.50% 9/1/2035[1]	14	15
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	10	10
	Fannie Mae Pool #AS7224 4.00% 5/1/2036[1]	1,177	1,156
	Fannie Mae Pool #MA2630 4.00% 5/1/2036[1]	212	208
	Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	1,010	992
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,860	1,827
	Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	475	467
	Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	894	878
	Fannie Mae Pool #801783 6.50% 2/1/2037[1]	5	5
	Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	1,374	1,348
	Fannie Mae Pool #MA3186 4.00% 11/1/2037[1]	2,750	2,683
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	15	16
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	68	69
	Fannie Mae Pool #AD1823 5.00% 2/1/2040[1]	390	385
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	24	25
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	18,658	15,538
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	24,624	20,514
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	113	114
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	310	268
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	6,277	5,480
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	13,145	11,519
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	7,090	6,231
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	152	147
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	46	46
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	14,811	13,011
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	29	29
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	18,633	16,301
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	6,726	5,736
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	62	62
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	8,454	7,214
	Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	2,346	2,000
	Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	123	115
	Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	56	53
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	32	30
	Fannie Mae Pool #AT7457 3.025% 4/1/2043[1]	162	147
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	46	43
	Fannie Mae Pool #AT7470 2.275% 5/1/2043[1]	97	82
	Fannie Mae Pool #AU0626 2.275% 6/1/2043[1]	152	129
	Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	2,761	2,497
	Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,076	1,013
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	334	313
	Fannie Mae Pool #AU8120 2.275% 7/1/2043[1]	67	57
	Fannie Mae Pool #AU8121 2.275% 8/1/2043[1]	83	71
	Fannie Mae Pool #MA1583 4.00% 9/1/2043[1]	1,728	1,663

1	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	USD77	$72
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	53	50
	Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	331	309
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	598	557
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,483	1,380
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	681	614
	Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	306	282
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	6,778	5,539
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	824	742
	Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	607	577
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	525	485
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	72	67
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	36	34
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	34	32
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	19	17
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	37	36
	Fannie Mae Pool #BH4101 3.50% 10/1/2047[1]	12,583	11,570
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	824	786
	Fannie Mae Pool #BM2006 4.00% 1/1/2048[1]	14	13
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	391	363
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	517	493
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	711	678
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	188	179
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	80	79
	Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,185	1,133
	Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	1,729	1,780
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	389	362
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	4,006	3,702
	Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	1,080	997
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,032	953
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	5,277	4,881
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	2,887	2,660
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	1,314	1,116
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[1]	395	331
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	8,644	6,985
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	3,875	3,297
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
	Fannie Mae Pool #FP0015 2.50% 9/1/2050[1]	5	4
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	496	438
	Fannie Mae Pool #FM4591 2.50% 10/1/2050[1]	16,016	13,414
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	39,033	33,146
	Fannie Mae Pool #BQ7564 2.50% 11/1/2050[1]	61	51
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	13,565	11,006
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	900	727
	Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	27,880	23,588
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[1]	2,993	2,939
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	792	639
	Fannie Mae Pool #CA8862 2.50% 1/1/2051[1]	31,376	26,691
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	27,940	22,658
	Fannie Mae Pool #FM6332 2.00% 2/1/2051[1]	412	330
	Fannie Mae Pool #FM6112 2.50% 2/1/2051[1]	29,177	24,622
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	25,991	22,132
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	6,027	4,860
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	42	34
	Fannie Mae Pool #BR8460 2.50% 4/1/2051[1]	406	339
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	5,170	4,600
	Fannie Mae Pool #BT0519 2.00% 5/1/2051[1]	2,854	2,286
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	25	20
	Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]	4,824	4,036
	Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	4,727	3,998
	Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]	7,375	6,496
	Fannie Mae Pool #CB0850 3.00% 6/1/2051[1]	4,700	4,133
	Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]	25,346	20,469
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,042	1,734
	Fannie Mae Pool #CB1134 2.50% 7/1/2051[1]	1,147	960
	Fannie Mae Pool #FM9330 3.00% 7/1/2051[1]	29,717	26,181
	Fannie Mae Pool #CB1394 2.50% 8/1/2051[1]	408	341

American Funds Mortgage Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	USD35,266	$29,805
	Fannie Mae Pool #FM9067 2.50% 10/1/2051[1]	583	488
	Fannie Mae Pool #FM8981 3.00% 10/1/2051[1]	28,592	25,187
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	7,168	6,305
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	2,879	2,315
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	194	156
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	10,758	9,134
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	5,070	4,331
	Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	30,254	25,969
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	5,512	4,688
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	5,449	4,613
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	7,503	6,710
	Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]	10,260	8,586
	Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]	177	148
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	22	19
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	15,926	14,038
	Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	32,611	26,155
	Fannie Mae Pool #BT1897 2.00% 2/1/2052[1]	21,944	17,578
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	9,850	7,901
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	8,168	6,594
	Fannie Mae Pool #BT6597 2.00% 2/1/2052[1]	2,754	2,206
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,124	1,706
	Fannie Mae Pool #BU8256 2.00% 2/1/2052[1]	1,764	1,415
	Fannie Mae Pool #BT2177 2.00% 2/1/2052[1]	605	486
	Fannie Mae Pool #CB2927 2.00% 2/1/2052[1]	397	318
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]	585	489
	Fannie Mae Pool #CB2870 2.50% 2/1/2052[1]	439	369
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[1]	93	78
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	1,361	1,212
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,737	1,396
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	854	685
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	838	673
	Fannie Mae Pool #BU8882 4.00% 3/1/2052[1]	4,937	4,639
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	24,395	19,572
	Fannie Mae Pool #BU8948 4.00% 4/1/2052[1]	40	38
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	4,777	3,842
	Fannie Mae Pool #CB3678 4.00% 5/1/2052[1]	248	233
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	16,366	15,381
	Fannie Mae Pool #CB4119 4.00% 7/1/2052[1]	78,685	73,936
	Fannie Mae Pool #MA4711 5.50% 7/1/2052[1]	410	413
	Fannie Mae Pool #CB4418 5.50% 8/1/2052[1]	432	435
	Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]	151	156
	Fannie Mae Pool #BW7713 4.00% 9/1/2052[1]	764	717
	Fannie Mae Pool #CB5378 4.00% 9/1/2052[1]	471	442
	Fannie Mae Pool #BW6230 4.00% 9/1/2052[1]	409	384
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	10,006	9,921
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	4,767	3,819
	Fannie Mae Pool #BW7750 4.00% 10/1/2052[1]	702	659
	Fannie Mae Pool #CB4958 4.00% 10/1/2052[1]	514	483
	Fannie Mae Pool #BW8736 4.00% 10/1/2052[1]	342	321
	Fannie Mae Pool #BW8987 4.00% 10/1/2052[1]	172	161
	Fannie Mae Pool #BW1294 4.00% 10/1/2052[1]	72	68
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	8,248	7,970
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	3,857	3,809
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,252	3,281
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,899	2,926
	Fannie Mae Pool #BX1488 5.50% 10/1/2052[1]	380	389
	Fannie Mae Pool #BX1223 5.50% 10/1/2052[1]	367	371
	Fannie Mae Pool #CB5020 5.50% 10/1/2052[1]	65	65
	Fannie Mae Pool #CB5118 4.00% 11/1/2052[1]	492	462
	Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	2,536	2,450
	Fannie Mae Pool #FS3256 6.00% 11/1/2052[1]	75	77
	Fannie Mae Pool #BW1377 4.00% 12/1/2052[1]	431	405
	Fannie Mae Pool #FS3526 4.00% 12/1/2052[1]	191	180
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	4,434	4,472
	Fannie Mae Pool #BX5662 4.00% 1/1/2053[1]	718	674
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	15,795	15,257

3	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	USD33,654	$34,386
	Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	3,908	3,997
	Fannie Mae Pool #CB5545 6.50% 1/1/2053[1]	4,612	4,794
	Fannie Mae Pool #BW5132 4.00% 2/1/2053[1]	569	535
	Fannie Mae Pool #CB6813 4.00% 2/1/2053[1]	34	32
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	22	21
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	9,130	9,192
	Fannie Mae Pool #BX4108 5.50% 2/1/2053[1]	740	745
	Fannie Mae Pool #BX5097 5.50% 2/1/2053[1]	640	645
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	9,290	9,611
	Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	865	883
	Fannie Mae Pool #BW5000 4.00% 3/1/2053[1]	1,281	1,203
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	1,817	1,833
	Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]	877	883
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	830	835
	Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	721	725
	Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]	703	710
	Fannie Mae Pool #BX9427 5.50% 3/1/2053[1]	240	242
	Fannie Mae Pool #MA4941 5.50% 3/1/2053[1]	41	42
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	7,720	7,906
	Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	438	447
	Fannie Mae Pool #BX8781 6.00% 3/1/2053[1]	338	346
	Fannie Mae Pool #BW4884 4.00% 4/1/2053[1]	12,936	12,137
	Fannie Mae Pool #CB6012 4.00% 4/1/2053[1]	10,415	9,775
	Fannie Mae Pool #BX9358 4.00% 4/1/2053[1]	3,670	3,447
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	704	661
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	594	558
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	26,915	26,570
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	91	90
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	17,227	17,363
	Fannie Mae Pool #BY2795 5.50% 4/1/2053[1]	562	565
	Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	20,957	21,397
	Fannie Mae Pool #BX8415 6.00% 4/1/2053[1]	195	199
	Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]	78	79
	Fannie Mae Pool #CB6131 6.50% 4/1/2053[1]	17,735	18,509
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,292	5,527
	Fannie Mae Pool #CB6985 4.00% 5/1/2053[1]	3,205	3,011
	Fannie Mae Pool #FS5335 4.00% 5/1/2053[1]	290	272
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	167	157
	Fannie Mae Pool #CB6303 4.50% 5/1/2053[1]	112,836	108,972
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	3,862	3,730
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	229,849	226,604
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,265	4,214
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	5,856	5,900
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	114	114
	Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]	32	33
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	31,515	32,260
	Fannie Mae Pool #FS4736 6.50% 5/1/2053[1]	254	263
	Fannie Mae Pool #FS6793 4.00% 6/1/2053[1]	3,091	2,900
	Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	3,046	2,942
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	44,412	43,825
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	42,706	42,884
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	5,168	5,210
	Fannie Mae Pool #BY3521 5.50% 6/1/2053[1]	876	880
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	61,219	62,509
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	13,232	13,528
	Fannie Mae Pool #FS4932 6.00% 6/1/2053[1]	9,229	9,451
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	8,084	8,277
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	6,176	6,324
	Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	90	92
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	5,282	5,493
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	1,790	1,853
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	1,359	1,407
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	4,283	3,441
	Fannie Mae Pool #FS9167 2.50% 7/1/2053[1]	72	60
	Fannie Mae Pool #CB6713 4.00% 7/1/2053[1]	605	567
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	53,348	51,500

American Funds Mortgage Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	USD6,560	$6,332
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	1,844	1,819
	Fannie Mae Pool #BY6763 5.00% 7/1/2053[1]	571	563
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	94	93
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	38,741	38,897
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	42,193	43,186
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	178	181
	Fannie Mae Pool #AS0745 3.50% 8/1/2053[1]	435	389
	Fannie Mae Pool #BX4568 4.00% 8/1/2053[1]	852	800
	Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]	374	351
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	10,349	9,990
	Fannie Mae Pool #BY8293 6.00% 8/1/2053[1]	3,435	3,513
	Fannie Mae Pool #MA5135 4.00% 9/1/2053[1]	252	236
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	49,041	47,345
	Fannie Mae Pool #FS5769 6.00% 9/1/2053[1]	15,277	15,643
	Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	4,329	4,420
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	249	254
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	1,910	1,793
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	22,115	22,526
	Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	3,918	4,071
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	1,304	1,349
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	13,464	12,636
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	18,051	18,154
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	327	330
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	9,925	10,110
	Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	4,705	4,809
	Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	3,260	3,333
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	30,341	31,599
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	5,933	6,145
	Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	2,949	2,767
	Fannie Mae Pool #MA5233 4.50% 12/1/2053[1]	41	40
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	6,055	6,092
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]	31,310	32,006
	Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	8,121	8,275
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	6,118	6,371
	Fannie Mae Pool #DA4875 6.50% 12/1/2053[1]	466	481
	Fannie Mae Pool #FS6880 6.00% 1/1/2054[1]	11,197	11,448
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	4,314	4,410
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	27,184	28,135
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	12,619	13,105
	Fannie Mae Pool #FS6763 6.50% 1/1/2054[1]	3,418	3,562
	Fannie Mae Pool #CB7739 6.50% 1/1/2054[1]	328	339
	Fannie Mae Pool #MA5249 7.00% 1/1/2054[1]	45,997	48,266
	Fannie Mae Pool #FS7990 4.00% 2/1/2054[1]	7,000	6,568
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	28,481	27,489
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[1]	655	645
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	171	172
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	53,766	54,931
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,340	7,517
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	23,020	23,823
	Fannie Mae Pool #FS7162 6.50% 2/1/2054[1]	5,043	5,251
	Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	17,803	16,704
	Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	26,641	26,842
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	14,254	14,287
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	11,330	11,419
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	14,367	14,734
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	9,795	10,006
	Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	3,467	3,557
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	3,821	3,975
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	3,884	3,644
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	29,950	30,103
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	25,188	25,378
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,493	1,554
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	1,989	1,866
	Fannie Mae Pool #DB3607 4.00% 5/1/2054[1]	244	229
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	1,319	1,342
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	8,784	8,241

5	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5388 5.50% 6/1/2054[1]	USD22,991	$23,044
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	1,119	1,128
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	24,320	24,943
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	6,835	6,997
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	1,917	1,958
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	1,739	1,784
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	1,466	1,492
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	28,235	29,336
	Fannie Mae Pool #FS8229 6.50% 6/1/2054[1]	10,594	11,033
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[1]	64	66
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	4,570	4,599
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[1]	1,382	1,389
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	1,102	1,109
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	13,071	13,381
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	12,487	12,783
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	8,807	8,960
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	6,079	6,237
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	4,996	5,126
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	3,596	3,659
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	1,491	1,526
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	1,254	1,275
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	919	935
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	43,509	45,278
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	23,716	24,698
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	13,070	13,551
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	12,521	13,038
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	7,420	7,727
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	5,435	5,099
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[1]	257	253
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	9,680	9,848
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	5,326	5,463
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	2,960	3,015
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	2,898	2,952
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	2,717	2,775
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	2,175	2,226
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	2,089	2,134
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	850	864
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	826	849
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	826	840
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	616	630
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	571	584
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	16,874	17,526
	Fannie Mae Pool #FS8788 6.50% 8/1/2054[1]	10,279	10,661
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	6,793	7,066
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[1]	11,720	11,767
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	8,908	8,977
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[1]	7,547	7,623
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[1]	6,969	7,018
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	99	100
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	3,598	3,682
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[1]	10	10
	Fannie Mae Pool #DC2687 4.00% 10/1/2054[1]	403	378
	Fannie Mae Pool #DC1613 5.50% 10/1/2054[1]	4,968	4,992
	Fannie Mae Pool #DC1777 5.50% 10/1/2054[1]	2,680	2,693
	Fannie Mae Pool #DC4451 5.50% 10/1/2054[1]	1,783	1,794
	Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	7,919	8,103
	Fannie Mae Pool #BU5049 6.50% 10/1/2054[1]	4,911	5,121
	Fannie Mae Pool #DC6548 4.00% 11/1/2054[1]	4,159	3,902
	Fannie Mae Pool #DB8242 4.00% 11/1/2054[1]	995	933
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	6,241	6,279
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	19,777	20,269
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	35,482	33,285
	Fannie Mae Pool #DC9872 4.00% 12/1/2054[1]	223	209
	Fannie Mae Pool #CB9770 4.50% 12/1/2054[1]	753	727
	Fannie Mae Pool #CB9768 4.50% 12/1/2054[1]	280	270
	Fannie Mae Pool #BU5361 5.00% 12/1/2054[1]	9,286	9,148
	Fannie Mae Pool #CB9616 5.50% 12/1/2054[1]	7,335	7,381

American Funds Mortgage Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BU5234 5.50% 12/1/2054[1]	USD5,069	$5,101
	Fannie Mae Pool #MA5583 4.00% 1/1/2055[1]	13,029	12,222
	Fannie Mae Pool #DD0449 4.00% 1/1/2055[1]	789	740
	Fannie Mae Pool #MB0294 4.00% 1/1/2055[1]	500	469
	Fannie Mae Pool #CB9736 4.50% 1/1/2055[1]	989	955
	Fannie Mae Pool #CB9737 5.00% 1/1/2055[1]	16,125	15,885
	Fannie Mae Pool #MA5585 5.00% 1/1/2055[1]	1,992	1,961
	Fannie Mae Pool #MA5611 4.00% 2/1/2055[1]	73,898	69,323
	Fannie Mae Pool #MA5615 6.00% 2/1/2055[1]	29,921	30,437
	Fannie Mae Pool #MA5643 4.00% 3/1/2055[1]	3,223	3,024
	Fannie Mae Pool #MA5647 6.00% 3/1/2055[1]	9,515	9,679
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[1]	17,756	16,710
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	2,987	2,692
	Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	48,696	43,888
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	1,913	1,724
	Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	1,213	1,093
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,480	1,260
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	23,769	19,359
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	3,980	3,853
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[1]	18,629	15,951
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	117,726	105,075
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	5,922	5,286
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[1]	7,841	7,307
	Freddie Mac Pool #ZA1944 6.50% 6/1/2026[1]	1	1
	Freddie Mac Pool #ZJ9210 6.50% 11/1/2027[1]	— [2]	— [2]
	Freddie Mac Pool #ZA2045 6.50% 1/1/2028[1]	3	3
	Freddie Mac Pool #ZA2066 6.50% 3/1/2028[1]	8	8
	Freddie Mac Pool #ZA2096 6.50% 11/1/2028[1]	1	1
	Freddie Mac Pool #ZS8675 2.50% 11/1/2032[1]	5	5
	Freddie Mac Pool #C91593 2.50% 12/1/2032[1]	22	20
	Freddie Mac Pool #ZS0839 6.50% 12/1/2032[1]	5	5
	Freddie Mac Pool #ZS8087 2.50% 4/1/2033[1]	16	15
	Freddie Mac Pool #C91720 2.50% 8/1/2033[1]	42	39
	Freddie Mac Pool #ZS8710 3.00% 8/1/2033[1]	1	1
	Freddie Mac Pool #SB8041 3.00% 4/1/2035[1]	— [2]	— [2]
	Freddie Mac Pool #ZS4189 6.50% 6/1/2035[1]	1	1
	Freddie Mac Pool #K93558 4.00% 5/1/2036[1]	363	354
	Freddie Mac Pool #C91877 4.00% 5/1/2036[1]	252	248
	Freddie Mac Pool #C91899 4.00% 9/1/2036[1]	438	431
	Freddie Mac Pool #G03699 6.00% 1/1/2038[1]	43	45
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	118,883	99,000
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	23,919	21,049
	Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	1,850	1,589
	Freddie Mac Pool #Q05343 4.00% 11/1/2041[1]	234	227
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	24,510	20,948
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	7,490	6,403
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	16,115	13,752
	Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	2,281	1,946
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	24	23
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	127	120
	Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	352	330
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	139	130
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,289	1,207
	Freddie Mac Pool #760014 3.645% 8/1/2045[1,3]	816	808
	Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	4,078	3,802
	Freddie Mac Pool #Q40896 4.50% 4/1/2046[1]	432	425
	Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	1,518	1,411
	Freddie Mac Pool #T65389 3.50% 9/1/2046[1]	41	37
	Freddie Mac Pool #Q45650 3.50% 1/1/2047[1]	5,998	5,598
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	476	434
	Freddie Mac Pool #T65448 4.00% 9/1/2047[1]	650	606
	Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	481	439
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	701	648
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	512	474
	Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	480	444
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	469	434
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	391	363

7	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	USD267	$247
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	171	158
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	133	123
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	108	100
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	63	59
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	11,519	10,995
	Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	64	59
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	456	435
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	404	386
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	218	208
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	264	244
	Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	136	126
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	80	74
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	710	677
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	86	84
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	985	968
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	493	484
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	357	350
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[1]	4,571	4,494
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	1,511	1,394
	Freddie Mac Pool #SD7503 3.50% 8/1/2049[1]	24,932	22,897
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	459	423
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	3,672	3,396
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	3,603	3,333
	Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	2,671	2,379
	Freddie Mac Pool #RA1996 3.50% 1/1/2050[1]	9,512	8,730
	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	10,658	9,465
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	528	466
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	45,650	36,968
	Freddie Mac Pool #SI2080 2.00% 10/1/2050[1]	46,612	37,834
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	35,938	29,036
	Freddie Mac Pool #QB5019 2.00% 11/1/2050[1]	2,814	2,262
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	24,934	20,214
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	147	118
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	244	197
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	25,328	20,578
	Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	4,513	3,817
	Freddie Mac Pool #QC2901 2.00% 6/1/2051[1]	2,761	2,212
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	20,796	18,439
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	4,170	3,543
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	10,452	9,192
	Freddie Mac Pool #RA6017 2.50% 10/1/2051[1]	152	127
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	14,712	12,934
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	6,168	5,012
	Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	8,324	7,093
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	5,528	4,692
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	828	665
	Freddie Mac Pool #RA6492 2.50% 12/1/2051[1]	99	83
	Freddie Mac Pool #QD2929 4.00% 12/1/2051[1]	584	549
	Freddie Mac Pool #SD0854 2.50% 1/1/2052[1]	2,410	2,017
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[1]	751	628
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	1,532	1,230
	Freddie Mac Pool #QD6836 2.00% 2/1/2052[1]	862	691
	Freddie Mac Pool #RA6913 2.00% 2/1/2052[1]	284	228
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	28,981	26,739
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	469	429
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	1,897	1,523
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	176	141
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	6,596	5,840
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,723	1,382
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	118,431	103,365
	Freddie Mac Pool #SD6496 2.00% 6/1/2052[1]	2,032	1,634
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	64,658	56,407
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	12,289	11,874
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	68,085	59,437
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	207	183
	Freddie Mac Pool #QE7537 4.50% 8/1/2052[1]	9,111	8,805

American Funds Mortgage Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	USD10,607	$9,249
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	2,710	2,677
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	449	452
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	3,032	2,848
	Freddie Mac Pool #QF1560 4.00% 10/1/2052[1]	136	128
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	22,127	21,862
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	9,618	9,703
	Freddie Mac Pool #QF2363 4.50% 11/1/2052[1]	37,579	36,279
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	36,077	35,401
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	859	830
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	13,711	13,829
	Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	17	17
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	2,674	2,333
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	35,778	34,576
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	76,874	75,921
	Freddie Mac Pool #QF5422 4.00% 1/1/2053[1]	729	684
	Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	2,632	2,542
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	3,516	3,464
	Freddie Mac Pool #QF5680 5.50% 1/1/2053[1]	704	710
	Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	174,152	178,069
	Freddie Mac Pool #SD2601 2.50% 2/1/2053[1]	296	248
	Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	6,560	6,162
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]	819	809
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	937	944
	Freddie Mac Pool #QF8686 5.50% 2/1/2053[1]	486	491
	Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	2,833	2,893
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	9,714	9,127
	Freddie Mac Pool #RA8666 4.00% 3/1/2053[1]	2,982	2,801
	Freddie Mac Pool #QG1084 4.00% 3/1/2053[1]	165	155
	Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	3,733	3,759
	Freddie Mac Pool #QF8554 5.50% 3/1/2053[1]	468	472
	Freddie Mac Pool #QG0719 4.00% 4/1/2053[1]	457	429
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	9,885	9,754
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	6,711	6,628
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	7,549	7,585
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	851	858
	Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	10,066	9,718
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	132,245	130,497
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	18,698	18,773
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	1,448	1,459
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	797	803
	Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]	523	526
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	21,157	21,634
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	4,984	5,105
	Freddie Mac Pool #QG3376 6.00% 5/1/2053[1]	195	200
	Freddie Mac Pool #SD8338 4.00% 6/1/2053[1]	4,700	4,410
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	148,620	146,624
	Freddie Mac Pool #QG4719 5.00% 6/1/2053[1]	37,714	37,192
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	37,983	38,130
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	31,846	32,515
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	5,022	5,153
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	4,434	4,546
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	3,192	3,267
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	2,297	2,382
	Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	1,898	1,941
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	987	1,025
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	872	904
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	826	863
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	810	848
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	576	603
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	432	450
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	306	317
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	231	244
	Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	1,130	1,062
	Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	920	863
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	564	556
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	136,743	137,313

9	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	USD4,310	$4,334
	Freddie Mac Pool #QG7363 6.00% 7/1/2053[1]	13,816	14,132
	Freddie Mac Pool #SD3553 6.00% 7/1/2053[1]	5,005	5,110
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	1,533	1,577
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	1,267	1,294
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	17,670	16,581
	Freddie Mac Pool #QG8909 5.00% 8/1/2053[1]	629	620
	Freddie Mac Pool #SD3620 5.50% 8/1/2053[1]	13,704	13,868
	Freddie Mac Pool #RA9636 6.00% 8/1/2053[1]	5,831	5,957
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[1]	516	527
	Freddie Mac Pool #SD8375 4.00% 9/1/2053[1]	387	363
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	124	125
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	38,161	39,011
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	11,072	11,380
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	1,031	1,050
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	70	65
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	28,532	28,721
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	32,601	33,246
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	25,778	26,257
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	10,319	10,652
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	14,337	13,451
	Freddie Mac Pool #SD6736 4.50% 11/1/2053[1]	68,108	65,732
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	290,977	287,007
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	63,248	64,622
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	4,062	4,222
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]	5,536	5,194
	Freddie Mac Pool #QH5655 4.00% 12/1/2053[1]	300	282
	Freddie Mac Pool #SD4842 6.00% 12/1/2053[1]	2,967	3,033
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	27,576	28,936
	Freddie Mac Pool #SD6284 2.00% 1/1/2054[1]	3,300	2,647
	Freddie Mac Pool #SD4614 6.50% 1/1/2054[1]	5,673	5,908
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	5,270	5,453
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	1,149	1,189
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	31,646	33,207
	Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	5,028	4,717
	Freddie Mac Pool #QI0100 4.00% 2/1/2054[1]	275	258
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	1,574	1,582
	Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	17,121	17,539
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	4,818	4,920
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	3,881	3,950
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	50,894	52,895
	Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	9,057	9,374
	Freddie Mac Pool #SD8424 4.00% 3/1/2054[1]	2,979	2,795
	Freddie Mac Pool #QI1723 4.00% 3/1/2054[1]	790	741
	Freddie Mac Pool #QI1357 4.00% 3/1/2054[1]	79	74
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	27,876	27,940
	Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	11,580	11,647
	Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	2,113	2,157
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[1]	127	131
	Freddie Mac Pool #QI3594 4.00% 4/1/2054[1]	1,189	1,115
	Freddie Mac Pool #SD8425 4.00% 4/1/2054[1]	158	148
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	5,937	5,982
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,169	1,174
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	13,092	13,404
	Freddie Mac Pool #RJ1348 6.00% 4/1/2054[1]	1,855	1,900
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	886	905
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	5,244	5,455
	Freddie Mac Pool #SD8430 5.00% 5/1/2054[1]	8,310	8,183
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[1]	5,762	5,809
	Freddie Mac Pool #RJ1429 6.00% 5/1/2054[1]	19,945	20,374
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	1,709	1,740
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	1,156	1,186
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	48,643	50,540
	Freddie Mac Pool #RJ1441 6.50% 5/1/2054[1]	3,567	3,714
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	719	674
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	3,664	3,610
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	6,387	6,427

American Funds Mortgage Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	USD1,344	$1,355
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	25,923	26,537
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	8,135	8,326
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	5,690	5,842
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	39	40
	Freddie Mac Pool #SD5706 6.50% 6/1/2054[1]	52,957	55,161
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	20,353	21,147
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	4,837	5,048
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	1,837	1,913
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[1]	1,814	1,875
	Freddie Mac Pool #SD8458 4.00% 7/1/2054[1]	10,329	9,690
	Freddie Mac Pool #SD8466 4.00% 7/1/2054[1]	6,777	6,357
	Freddie Mac Pool #SD8446 5.50% 7/1/2054[1]	20,856	20,904
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	2,287	2,302
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	285	286
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	19,494	19,955
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	17,823	18,357
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	9,732	9,939
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	7,743	7,872
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	5,922	6,070
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	5,173	5,299
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[1]	1,891	1,931
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	1,658	1,696
	Freddie Mac Pool #QI8876 6.50% 7/1/2054[1]	32,089	33,340
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	20,218	20,900
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	7,629	7,941
	Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	7,058	7,328
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	6,666	6,935
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]	3,619	3,572
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]	2,642	2,611
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]	2,341	2,307
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[1]	6,193	6,218
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[1]	4,225	4,246
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	3,580	3,607
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[1]	3,577	3,604
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[1]	648	653
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	25,557	26,036
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	14,404	14,710
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[1]	4,992	5,121
	Freddie Mac Pool #SD6045 6.00% 8/1/2054[1]	4,300	4,411
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	3,414	3,473
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	3,384	3,463
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	25,413	26,447
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	10,754	11,191
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	9,411	9,774
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	5,787	5,981
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	3,927	4,089
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	2,720	2,832
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[1]	7,080	7,109
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[1]	2,952	2,979
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[1]	2,661	2,681
	Freddie Mac Pool #SD6328 5.50% 9/1/2054[1]	847	856
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	204	205
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	11,646	11,926
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	6,495	6,646
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	6,011	6,166
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	5,537	5,691
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	3,624	3,701
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[1]	22,519	23,292
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[1]	14,884	15,431
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[1]	8,040	8,312
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	6,198	6,422
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	3,482	3,626
	Freddie Mac Pool #SD6531 6.50% 9/1/2054[1]	3,130	3,255
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	2,983	3,097
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	1,865	1,933
	Freddie Mac Pool #QJ5986 4.00% 10/1/2054[1]	2,877	2,699

11	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QJ6926 4.00% 10/1/2054[1]	USD171	$161
	Freddie Mac Pool #RJ2625 5.50% 10/1/2054[1]	20,080	20,209
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[1]	4,927	4,937
	Freddie Mac Pool #SD6911 6.50% 10/1/2054[1]	53,360	55,501
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	4,467	4,620
	Freddie Mac Pool #QJ9219 4.00% 11/1/2054[1]	159	150
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	4,923	4,751
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	14,810	14,582
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	22,555	22,646
	Freddie Mac Pool #SD8475 5.50% 11/1/2054[1]	985	987
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[1]	1,609	1,639
	Freddie Mac Pool #QX0983 4.00% 12/1/2054[1]	622	583
	Freddie Mac Pool #RJ3012 5.00% 12/1/2054[1]	28,917	28,528
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	24,895	24,551
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	13,938	13,723
	Freddie Mac Pool #QX1743 5.00% 12/1/2054[1]	7,959	7,841
	Freddie Mac Pool #QX2834 5.00% 12/1/2054[1]	2,587	2,548
	Freddie Mac Pool #QX0384 6.00% 12/1/2054[1]	2,196	2,247
	Freddie Mac Pool #QX2844 4.00% 1/1/2055[1]	2,379	2,231
	Freddie Mac Pool #QX5448 4.00% 1/1/2055[1]	1,000	938
	Freddie Mac Pool #SD8492 5.00% 1/1/2055[1]	18,345	18,062
	Freddie Mac Pool #SD8494 5.50% 1/1/2055[1]	3,626	3,634
	Freddie Mac Pool #SD8486 6.50% 1/1/2055[1]	246	254
	Freddie Mac Pool #SD8503 4.00% 2/1/2055[1]	4,086	3,833
	Freddie Mac Pool #RJ3264 4.50% 2/1/2055[1]	28,595	27,593
	Freddie Mac Pool #SD8507 6.00% 2/1/2055[1]	5,353	5,445
	Freddie Mac Pool #SD8512 4.00% 3/1/2055[1]	19,596	18,383
	Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]	2,422	2,400
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	24,000	24,076
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	2,199	2,059
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	3,849	3,364
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,3]	8,349	7,930
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	583	515
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	2,626	2,452
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	2,527	2,353
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	3,619	3,097
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	847	811
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	1,232	1,099
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	475	452
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	1,036	922
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	636	568
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1]	58,316	51,479
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	3,875	3,754
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	26,619	23,829
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	27,263	24,634
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	23,147	20,653
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	23,930	22,912
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	28,043	25,153

American Funds Mortgage Fund	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. 3.00% 3/1/2055[1,4]	USD4,850	$4,316
	Government National Mortgage Assn. 4.00% 3/1/2055[1,4]	9,663	9,107
	Government National Mortgage Assn. 4.50% 3/1/2055[1,4]	35,755	34,505
	Government National Mortgage Assn. 5.50% 3/1/2055[1,4]	23,449	23,510
	Government National Mortgage Assn. 4.00% 4/1/2055[1,4]	15,897	14,978
	Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032[1]	236	232
	Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032[1]	268	263
	Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032[1]	196	200
	Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034[1]	468	461
	Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034[1]	507	491
	Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035[1]	827	788
	Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035[1]	686	652
	Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035[1]	1,026	974
	Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035[1]	81	81
	Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035[1]	1,450	1,376
	Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037[1]	246	235
	Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038[1]	122	123
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	797	840
	Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040[1]	556	508
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	813	834
	Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040[1]	352	322
	Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040[1]	442	403
	Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041[1]	331	323
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	615	621
	Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041[1]	188	183
	Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041[1]	475	477
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	42	42
	Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041[1]	410	385
	Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041[1]	99	96
	Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041[1]	782	778
	Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041[1]	406	395
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	469	459
	Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042[1]	269	240
	Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042[1]	157	140
	Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042[1]	488	478
	Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042[1]	279	269
	Government National Mortgage Assn. Pool #AA0526 2.75% 6/15/2042[1]	33	30
	Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042[1]	145	136
	Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042[1]	430	415
	Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042[1]	161	153
	Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042[1]	304	287
	Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042[1]	213	190
	Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042[1]	185	165
	Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043[1]	256	236
	Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043[1]	354	338
	Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043[1]	637	587
	Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044[1]	884	826
	Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044[1]	418	402
	Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046[1]	892	847
	Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	2,952	2,820
	Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	241	235
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	7	7
	Government National Mortgage Assn. Pool #MA6709 2.50% 6/20/2050[1]	47	41
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	7,699	6,330
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	5,188	4,427
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	9,750	8,017
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	58,296	49,229
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	6,475	5,458
	Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051[1]	78,834	66,499
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	6,051	5,131
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	2,774	2,379
	Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	2,140	1,812
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	13,615	11,681
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	8,896	7,630
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	8,104	6,922
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	5,460	4,656
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	4,065	3,486

13	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	USD3,811	$3,394
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	21,812	20,030
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	8,441	7,966
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	6,850	6,465
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	6,052	5,713
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	3,920	3,704
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	17,722	17,140
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	1,754	1,656
	Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[1]	88	83
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	197,643	190,873
	Government National Mortgage Assn. Pool #MB0089 4.00% 12/20/2054[1]	5,000	4,715
	Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055[1]	17,137	16,160
	Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055[1]	53,333	50,294
	Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062[1]	1	1
	Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064[1]	1	1
	Government National Mortgage Assn. Pool #AQ8290 4.895% 2/20/2066[1]	6	6
	Government National Mortgage Assn. Pool #AQ8292 5.169% 2/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	7,819	5,779
	Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.495% 5/20/2066[1,3]	3,439	33
	Uniform Mortgage-Backed Security 2.50% 3/1/2040[1,4]	18,480	17,096
	Uniform Mortgage-Backed Security 4.00% 3/1/2040[1,4]	11,000	10,719
	Uniform Mortgage-Backed Security 2.00% 3/1/2055[1,4]	35,643	28,519
	Uniform Mortgage-Backed Security 2.50% 3/1/2055[1,4]	27,527	23,011
	Uniform Mortgage-Backed Security 3.00% 3/1/2055[1,4]	117,565	102,428
	Uniform Mortgage-Backed Security 3.50% 3/1/2055[1,4]	44,584	40,445
	Uniform Mortgage-Backed Security 4.50% 3/1/2055[1,4]	297	286
	Uniform Mortgage-Backed Security 5.00% 3/1/2055[1,4]	3,430	3,374
	Uniform Mortgage-Backed Security 5.50% 3/1/2055[1,4]	27,908	27,947
	Uniform Mortgage-Backed Security 6.00% 3/1/2055[1,4]	138,181	140,460
	Uniform Mortgage-Backed Security 6.50% 3/1/2055[1,4]	187,974	193,660
	Uniform Mortgage-Backed Security 7.00% 3/1/2055[1,4]	320	335
	Uniform Mortgage-Backed Security 2.00% 4/1/2055[1,4]	49,785	39,859
	Uniform Mortgage-Backed Security 3.50% 4/1/2055[1,4]	203,525	184,608
	Uniform Mortgage-Backed Security 4.00% 4/1/2055[1,4]	25,938	24,312
	Uniform Mortgage-Backed Security 4.50% 4/1/2055[1,4]	54,358	52,311
	Uniform Mortgage-Backed Security 5.50% 4/1/2055[1,4]	13,497	13,505
	Uniform Mortgage-Backed Security 6.00% 4/1/2055[1,4]	184,096	186,924
	Uniform Mortgage-Backed Security 6.50% 4/1/2055[1,4]	201,800	207,644
	Uniform Mortgage-Backed Security 7.00% 4/1/2055[1,4]	13,416	14,022
			9,183,246

Commercial mortgage-backed securities 1.06%
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.21% 4/15/2037[1,3,5]	6,000	6,015
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027[1,3,5]	7,875	7,911
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036[1,3,5]	26,900	26,744
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.325% 10/15/2036[1,3,5]	19,921	19,917
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.096% 6/15/2038[1,3,5]	9,171	9,151
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,3,5]	31,782	32,674
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038[1,3,5]	5,463	5,467
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.157% 11/15/2038[1,3,5]	16,165	16,142
			124,021

American Funds Mortgage Fund	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.70%
	Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,5]	USD41	$40
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]	14,161	13,392
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]	855	761
	FARM Mortgage Trust, Series 2024-1, Class A, 4.709% 10/1/2053[1,3,5]	18,347	17,641
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[1,3,5]	9,058	9,079
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,5,6]	3,261	3,260
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[1,3,5]	21,458	21,860
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,3,5]	9,226	9,243
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]	281	281
	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,3,5]	2,028	2,016
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,5]	674	672
	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3,5]	4,288	4,209
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.034% 2/25/2057[1,3,5]	16	16
			82,470
	Total mortgage-backed obligations		9,389,737
U.S. Treasury bonds & notes 10.16%
U.S. Treasury 10.16%
	U.S. Treasury 3.875% 3/31/2025	27,326	27,318
	U.S. Treasury 4.625% 6/30/2025	36,859	36,902
	U.S. Treasury 4.25% 1/31/2026[7]	135,000	135,084
	U.S. Treasury 4.50% 3/31/2026	20,000	20,081
	U.S. Treasury 4.375% 7/31/2026	37,000	37,170
	U.S. Treasury 0.875% 9/30/2026	400	381
	U.S. Treasury 3.50% 9/30/2026	44,000	43,652
	U.S. Treasury 4.125% 1/31/2027	27,000	27,060
	U.S. Treasury 1.25% 5/31/2028	3,800	3,487
	U.S. Treasury 1.25% 6/30/2028	19,000	17,393
	U.S. Treasury 4.125% 7/31/2028[7]	118,000	118,535
	U.S. Treasury 1.75% 1/31/2029[7]	10,000	9,190
	U.S. Treasury 4.50% 5/31/2029	336,000	342,352
	U.S. Treasury 4.125% 11/30/2029	75,000	75,375
	U.S. Treasury 4.375% 12/31/2029	85,000	86,340
	U.S. Treasury 1.625% 5/15/2031[7]	6,000	5,199
	U.S. Treasury 4.25% 6/30/2031[7]	100,000	100,905
	U.S. Treasury 1.25% 8/15/2031[7]	6,000	5,040
	U.S. Treasury 3.625% 9/30/2031	40,000	38,928
	U.S. Treasury 4.375% 1/31/2032	11,000	11,180
	U.S. Treasury 1.875% 2/15/2032[7]	10,000	8,655
	U.S. Treasury 2.875% 5/15/2032[7]	5,822	5,374
	U.S. Treasury 1.375% 11/15/2040[7]	3,168	2,072
	U.S. Treasury 1.875% 2/15/2041[7]	18,333	12,958
	U.S. Treasury 3.25% 5/15/2042[7]	8,193	6,975
	U.S. Treasury 1.875% 2/15/2051[7]	11,600	6,839
	U.S. Treasury 2.00% 8/15/2051[7]	11,000	6,659
	Total U.S. Treasury bonds & notes		1,191,104
Asset-backed obligations 1.07%
	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,5]	2,108	2,117
	American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,5]	1,154	1,156
	Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[1]	1,386	1,387
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	5,028	4,951
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	2,228	2,047
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	9,505	9,072
	CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,5]	1,066	1,069
	Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	3,260	3,265
	Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]	2,905	2,908
	Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]	1,228	1,230

15	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,5]		USD22,413	$23,084
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,5]		1,428	1,433
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,5]		2,281	2,284
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,5]		2,085	2,095
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]		1,806	1,644
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,5]		3,251	2,934
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[1,5]		4,413	4,087
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]		5,616	5,242
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]		15,423	14,385
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.166% 4/20/2062[1,3,5]		8,024	7,991
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]		12,130	11,292
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]		2,884	2,894
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[1]		3,637	3,641
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		1,167	1,166
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		445	445
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]		725	729
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]		1,204	1,085
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		7,488	7,605
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[1]		2,790	2,801
			126,039
Total bonds, notes & other debt instruments (cost: $10,722,873,000)			10,706,880
Short-term securities 17.97%		Shares
Money market investments 4.70%
Capital Group Central Cash Fund 4.37%[8,9]		5,514,682	551,578
	Weighted average yield at acquisition	Principal amount (000)
Federal agency bills & notes 13.27%
Federal Home Loan Bank 3/5/2025	4.155%	USD75,000	74,983
Federal Home Loan Bank 3/7/2025	4.085	49,000	48,978
Federal Home Loan Bank 3/12/2025	4.156	120,000	119,879
Federal Home Loan Bank 4/1/2025	4.154	75,000	74,744
Federal Home Loan Bank 4/10/2025	4.152	150,000	149,330
Federal Home Loan Bank 4/11/2025	4.033	250,000	248,854
Federal Home Loan Bank 4/21/2025	4.171	250,000	248,560
Federal Home Loan Bank 5/7/2025	4.090	70,000	69,465
Federal Home Loan Bank 5/16/2025	4.160	50,000	49,565
Federal Home Loan Bank 5/21/2025	4.183	100,000	99,073
Federal Home Loan Bank 5/23/2025	4.170	75,000	74,287
Federal Home Loan Bank 5/28/2025	4.154	200,000	197,984
Federal Home Loan Bank (USD-SOFR + 1.50%) 5/2/2025[3]	4.375	100,000	99,996
Total short-term securities (cost: $2,106,857,000)			2,107,276
Options purchased (equity style) 0.00%
Options purchased (equity style)*			593
Total options purchased (equity style) (cost: $578,000)			593
Total investment securities 109.28% (cost: $12,830,308,000)			12,814,749
Other assets less liabilities (9.28)%			(1,088,563)
Net assets 100.00%			$11,726,186

American Funds Mortgage Fund	16

*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2025 (000)
Call
3 Month SOFR Futures Option	1,656	9/12/2025	USD97.00	USD414,000	$372
3 Month SOFR Futures Option	2,355	9/12/2025	98.00	588,750	221
					$593
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2025 (000)
2 Year U.S. Treasury Note Futures	Long	23,963	7/3/2025	USD4,959,592	$18,902
5 Year U.S. Treasury Note Futures	Long	21,404	7/3/2025	2,310,294	18,574
10 Year Ultra U.S. Treasury Note Futures	Long	7,464	6/30/2025	852,762	14,488
10 Year U.S. Treasury Note Futures	Long	6,897	6/30/2025	766,214	7,911
20 Year U.S. Treasury Note Futures	Short	5,340	6/30/2025	(630,620)	(7,128)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,553	6/30/2025	192,766	5,003
					$57,750
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6038%	Annual	1/8/2034	USD46,550	$631	$—	$631
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	7,631	—	7,631
						$8,262	$—	$8,262
Investments in affiliates9

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Short-term securities 4.70%
Money market investments 4.70%
Capital Group Central Cash Fund 4.37% [8]	$554,414	$3,130,730	$3,133,527	$56	$(95)	$551,578	$8,229

17	American Funds Mortgage Fund

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $304,459,000, which represented
2.60% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $90,635,000, which represented .77% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 2/28/2025.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Mortgage Fund	18

Financial statements
Statement of assets and liabilities at February 28, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $12,278,831)	$12,263,171
Affiliated issuers (cost: $551,477)	551,578	$12,814,749
Cash		1,797
Cash collateral pledged for futures contracts		2,442
Receivables for:
Sales of investments	2,278,659
Sales of fund’s shares	1,395
Dividends and interest	46,482
Variation margin on futures contracts	22,943
Variation margin on centrally cleared swap contracts	20	2,349,499
		15,168,487
Liabilities:
Payables for:
Purchases of investments	3,410,593
Repurchases of fund’s shares	24,712
Dividends on fund’s shares	70
Investment advisory services	2,106
Services provided by related parties	344
Trustees’ deferred compensation	130
Variation margin on futures contracts	3,171
Variation margin on centrally cleared swap contracts	1,167
Other	8	3,442,301
Net assets at February 28, 2025		$11,726,186
Net assets consist of:
Capital paid in on shares of beneficial interest		$12,950,845
Total distributable earnings (accumulated loss)		(1,224,659)
Net assets at February 28, 2025		$11,726,186

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,330,804 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$175,306	19,896	$8.81
Class C	7,071	812	8.71
Class T	9	1	8.81
Class F-1	34,521	3,918	8.81
Class F-2	361,380	40,993	8.82
Class F-3	93,497	10,608	8.81
Class 529-A	18,502	2,101	8.81
Class 529-C	846	97	8.69
Class 529-E	654	74	8.80
Class 529-T	11	1	8.81
Class 529-F-1	10	1	8.81
Class 529-F-2	6,485	736	8.81
Class 529-F-3	10	1	8.82
Class R-1	5,625	646	8.71
Class R-2	2,670	307	8.70
Class R-2E	131	15	8.78
Class R-3	44,613	5,080	8.78
Class R-4	11,531	1,308	8.81
Class R-5E	825	94	8.81
Class R-5	450	51	8.81
Class R-6	10,962,039	1,244,064	8.81

Refer to the notes to financial statements.

19	American Funds Mortgage Fund

Financial statements (continued)
Statement of operations for the six months ended February 28, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$282,022
Dividends from affiliated issuers	8,229	$290,251
Fees and expenses*:
Investment advisory services	14,703
Distribution services	485
Transfer agent services	467
Administrative services	1,669
529 plan services	7
Reports to shareholders	22
Registration statement and prospectus	410
Trustees’ compensation	30
Auditing and legal	13
Custodian	56
Other	24
Total fees and expenses before waivers	17,886
Less waivers of fees and expenses:
Investment advisory services waiver	1,739
Transfer agent services waiver	— †
Total fees and expenses after waivers		16,147
Net investment income		274,104
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(35,645)
Affiliated issuers	56
Options written	98
Futures contracts	(157,255)
Swap contracts	999	(191,747)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(41,649)
Affiliated issuers	(95)
Options written	(110)
Futures contracts	72,454
Swap contracts	7,025	37,625
Net realized gain (loss) and unrealized appreciation (depreciation)		(154,122)
Net increase (decrease) in net assets resulting from operations		$119,982
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Mortgage Fund	20

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended February 28,	Year ended August 31,
	2025*	2024

Operations:
Net investment income	$274,104	$509,600
Net realized gain (loss)	(191,747)	(26,522)
Net unrealized appreciation (depreciation)	37,625	233,437
Net increase (decrease) in net assets resulting from operations	119,982	716,515
Distributions paid or accrued to shareholders	(266,905)	(484,854)
Net capital share transactions	827,260	1,477,665
Total increase (decrease) in net assets	680,337	1,709,326
Net assets:
Beginning of period	11,045,849	9,336,523
End of period	$11,726,186	$11,045,849
*
Unaudited.
Refer to the notes to financial statements.

21	American Funds Mortgage Fund

Notes to financial statementsunaudited
1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Mortgage Fund	22

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

23	American Funds Mortgage Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$9,389,737	$—	$9,389,737
U.S. Treasury bonds & notes	—	1,191,104	—	1,191,104
Asset-backed obligations	—	126,039	—	126,039
Short-term securities	551,578	1,555,698	—	2,107,276
Options purchased on futures (equity style)	593	—	—	593
Total	$552,171	$12,262,578	$—	$12,814,749

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$64,878	$—	$—	$64,878
Unrealized appreciation on centrally cleared interest rate swaps	—	8,262	—	8,262
Liabilities:
Unrealized depreciation on futures contracts	(7,128)	—	—	(7,128)
Total	$57,750	$8,262	$—	$66,012
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

American Funds Mortgage Fund	24

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

25	American Funds Mortgage Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American Funds Mortgage Fund	26

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.

27	American Funds Mortgage Fund

Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $2,089,589,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $9,929,309,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

American Funds Mortgage Fund	28

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $243,511,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$593	Investment securities	$—
Futures	Interest	Unrealized appreciation*	64,878	Unrealized depreciation*	7,128
Swap (centrally cleared)	Interest	Unrealized appreciation*	8,262	Unrealized depreciation*	—
			$73,733		$7,128

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options written (equity style)	Interest	Net realized gain (loss) on options written	$98	Net unrealized appreciation (depreciation) on options written	$(110)
Futures	Interest	Net realized gain (loss) on futures contracts	(157,255)	Net unrealized appreciation (depreciation) on futures contracts	72,454
Swap	Interest	Net realized gain (loss) on swap contracts	999	Net unrealized appreciation (depreciation) on swap contracts	7,025
			$(156,158)		$79,369
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

29	American Funds Mortgage Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended February 28, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$2,665
Capital loss carryforward*	(1,106,332)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of February 28, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$186,145
Gross unrealized depreciation on investments	(136,146)
Net unrealized appreciation (depreciation) on investments	49,999
Cost of investments	12,830,762

American Funds Mortgage Fund	30

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended February 28,	Year ended August 31,
Share class	2025	2024
Class A	$3,761	$7,516
Class C	127	266
Class T	— †	— †
Class F-1	744	1,341
Class F-2	8,153	13,074
Class F-3	1,942	12,339
Class 529-A	399	822
Class 529-C	16	38
Class 529-E	14	33
Class 529-T	— †	1
Class 529-F-1	— †	— †
Class 529-F-2	146	279
Class 529-F-3	— †	— †
Class R-1	103	191
Class R-2	47	89
Class R-2E	3	8
Class R-3	948	1,756
Class R-4	246	506
Class R-5E	21	42
Class R-5	10	22
Class R-6	250,225	446,531
Total	$266,905	$484,854
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.130% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 28, 2025, CRMC waived investment advisory services fees of $1,739,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $14,703,000, which were equivalent to an annualized rate of 0.264% of average daily net assets, were reduced to $12,964,000, which were equivalent to an annualized rate of 0.233% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

31	American Funds Mortgage Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2025, unreimbursed expenses subject to reimbursement totaled $51,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended February 28, 2025, AFS waived transfer agent services fees of less than $1,000 for Class R-5E shares. AFS does not intend to recoup the waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2025, the 529 plan services fees were $7,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

American Funds Mortgage Fund	32

For the six months ended February 28, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$215	$159	$26	Not applicable
Class C	35	6	1	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	42	20	5	Not applicable
Class F-2	Not applicable	199	52	Not applicable
Class F-3	Not applicable	— *	12	Not applicable
Class 529-A	21	16	3	$5
Class 529-C	5	1	— *	— *
Class 529-E	2	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	3	1	2
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	28	3	1	Not applicable
Class R-2	9	4	— *	Not applicable
Class R-2E	— *	— *	— *	Not applicable
Class R-3	114	39	7	Not applicable
Class R-4	14	7	2	Not applicable
Class R-5E	Not applicable	1	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	9	1,559	Not applicable

Total class-specific expenses	$485	$467	$1,669	$7
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $30,000 in the fund’s statement of operations reflects $21,000 in current fees (either paid in cash or deferred) and a net increase of $9,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2025.

33	American Funds Mortgage Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2025
Class A	$16,252	1,858	$3,704	423	$(18,860)	(2,159)	$1,096	122
Class C	774	89	126	15	(775)	(90)	125	14
Class T	—	—	—	—	—	—	—	—
Class F-1	5,777	663	621	71	(4,751)	(544)	1,647	190
Class F-2	83,979	9,632	8,067	921	(80,120)	(9,151)	11,926	1,402
Class F-3	50,819	5,786	1,860	212	(17,808)	(2,057)	34,871	3,941
Class 529-A	2,282	261	397	45	(2,421)	(278)	258	28
Class 529-C	243	28	16	2	(324)	(38)	(65)	(8)
Class 529-E	8	1	14	1	(54)	(6)	(32)	(4)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,104	126	145	17	(1,010)	(116)	239	27
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	476	55	102	12	(639)	(74)	(61)	(7)
Class R-2	530	62	46	5	(380)	(44)	196	23
Class R-2E	6	1	3	— †	(63)	(7)	(54)	(6)
Class R-3	4,096	469	941	108	(8,010)	(920)	(2,973)	(343)
Class R-4	1,610	184	245	28	(1,321)	(151)	534	61
Class R-5E	87	10	21	3	(234)	(27)	(126)	(14)
Class R-5	27	4	10	1	(14)	(2)	23	3
Class R-6	761,493	87,368	250,238	28,582	(232,075)	(26,462)	779,656	89,488
Total net increase (decrease)	$929,563	106,597	$266,556	30,446	$(368,859)	(42,126)	$827,260	94,917
Refer to the end of the table for footnotes.

American Funds Mortgage Fund	34

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$28,506	3,276	$7,410	853	$(36,310)	(4,182)	$(394)	(53)
Class C	1,154	134	264	31	(2,786)	(324)	(1,368)	(159)
Class T	—	—	—	—	—	—	—	—
Class F-1	23,232	2,680	1,280	148	(17,088)	(1,976)	7,424	852
Class F-2	313,981	35,704	12,962	1,490	(176,713)	(20,358)	150,230	16,836
Class F-3	150,399	17,485	12,329	1,421	(481,839)	(55,715)	(319,111)	(36,809)
Class 529-A	3,872	443	818	94	(6,076)	(696)	(1,386)	(159)
Class 529-C	519	60	37	4	(771)	(90)	(215)	(26)
Class 529-E	98	11	32	4	(339)	(39)	(209)	(24)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,423	164	276	32	(1,930)	(222)	(231)	(26)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,930	225	191	22	(1,470)	(171)	651	76
Class R-2	587	69	89	10	(544)	(63)	132	16
Class R-2E	30	3	8	1	(71)	(8)	(33)	(4)
Class R-3	18,679	2,152	1,747	202	(10,306)	(1,193)	10,120	1,161
Class R-4	2,976	342	504	58	(4,890)	(559)	(1,410)	(159)
Class R-5E	230	26	41	5	(346)	(39)	(75)	(8)
Class R-5	89	10	21	3	(224)	(26)	(114)	(13)
Class R-6	1,563,328	179,366	446,504	51,409	(376,178)	(42,866)	1,633,654	187,909
Total net increase (decrease)	$2,111,033	242,150	$484,513	55,787	$(1,117,881)	(128,527)	$1,477,665	169,410
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $19,262,898,000 and $18,884,264,000, respectively, during the six months ended February 28, 2025.
11. Ownership concentration

At February 28, 2025, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2025 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 17%, 22% and 22%, respectively. CRMC is the investment adviser to the three target date retirement funds.

35	American Funds Mortgage Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2025[5,6]	$8.94	$.20	$(.14 )	$.06	$(.19 )	$—	$(.19 )	$8.81	.70%[7]	$175	.74%[8]	.71%[8]	4.51%[8]
8/31/2024	8.75	.40	.17	.57	(.38 )	—	(.38 )	8.94	6.74	177.75		.71	4.63
8/31/2023	9.33	.30	(.58 )	(.28 )	(.30 )	—	(.30 )	8.75	(3.08)	174.72		.69	3.36
8/31/2022	10.23	.09	(.89 )	(.80 )	(.10 )	—	(.10 )	9.33	(7.82)	203.64		.64	.92
8/31/2021	10.60	.01	.02	.03	(.05 )	(.35 )	(.40 )	10.23	.13	236.62		.62	.12
8/31/2020	10.21	.10	.53	.63	(.15 )	(.09 )	(.24 )	10.60	6.32	235.65		.65	.97
Class C:
2/28/2025[5,6]	8.84	.16	(.13 )	.03	(.16 )	—	(.16 )	8.71	.32 [7]	7	1.49 [8]	1.45 [8]	3.76 [8]
8/31/2024	8.66	.33	.16	.49	(.31 )	—	(.31 )	8.84	5.85	7	1.50	1.46	3.88
8/31/2023	9.23	.23	(.57 )	(.34 )	(.23 )	—	(.23 )	8.66	(3.76)	8	1.47	1.44	2.58
8/31/2022	10.14	.01	(.86 )	(.85 )	(.06 )	—	(.06 )	9.23	(8.42)	11	1.39	1.39	.11
8/31/2021	10.56	(.06 )	(.01 )	(.07 )	— [9]	(.35 )	(.35 )	10.14	(.66 )	15	1.37	1.37	(.62 )
8/31/2020	10.17	.03	.53	.56	(.08 )	(.09 )	(.17 )	10.56	5.54	15	1.40	1.40	.26
Class T:
2/28/2025[5,6]	8.93	.21	(.13 )	.08	(.20 )	—	(.20 )	8.81	.95 [7,10]	— [11]	.49 [8,10]	.46 [8,10]	4.77 [8,10]
8/31/2024	8.75	.42	.16	.58	(.40 )	—	(.40 )	8.93	6.89 [10]	— [11]	.50 [10]	.46 [10]	4.88 [10]
8/31/2023	9.33	.33	(.59 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.77)[10]	— [11]	.40 [10]	.37 [10]	3.71 [10]
8/31/2022	10.22	.12	(.88 )	(.76 )	(.13 )	—	(.13 )	9.33	(7.50)[10]	— [11]	.39 [10]	.39 [10]	1.19 [10]
8/31/2021	10.60	.04	— [9]	.04	(.07 )	(.35 )	(.42 )	10.22	.36 [10]	— [11]	.40 [10]	.40 [10]	.35 [10]
8/31/2020	10.21	.13	.52	.65	(.17 )	(.09 )	(.26 )	10.60	6.45 [10]	— [11]	.43 [10]	.43 [10]	1.22 [10]
Class F-1:
2/28/2025[5,6]	8.94	.20	(.14 )	.06	(.19 )	—	(.19 )	8.81	.74 [7]	35	.67 [8]	.64 [8]	4.58 [8]
8/31/2024	8.75	.41	.17	.58	(.39 )	—	(.39 )	8.94	6.82	33.67		.63	4.72
8/31/2023	9.34	.32	(.61 )	(.29 )	(.30 )	—	(.30 )	8.75	(3.12)	25.65		.63	3.52
8/31/2022	10.23	.10	(.88 )	(.78 )	(.11 )	—	(.11 )	9.34	(7.69)	22.61		.61	1.02
8/31/2021	10.61	.01	.01	.02	(.05 )	(.35 )	(.40 )	10.23	.15	20.61		.61	.14
8/31/2020	10.21	.10	.54	.64	(.15 )	(.09 )	(.24 )	10.61	6.34	20.63		.63	1.00
Class F-2:
2/28/2025[5,6]	8.94	.21	(.13 )	.08	(.20 )	—	(.20 )	8.82	.86 [7]	361	.42 [8]	.39 [8]	4.83 [8]
8/31/2024	8.76	.43	.16	.59	(.41 )	—	(.41 )	8.94	6.97	354.41		.37	4.97
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.76)	199.40		.37	3.75
8/31/2022	10.23	.13	(.89 )	(.76 )	(.13 )	—	(.13 )	9.34	(7.45)	206.35		.35	1.30
8/31/2021	10.61	.04	.01	.05	(.08 )	(.35 )	(.43 )	10.23	.42	172.34		.34	.41
8/31/2020	10.22	.13	.53	.66	(.18 )	(.09 )	(.27 )	10.61	6.52	180.36		.36	1.21
Class F-3:
2/28/2025[5,6]	8.94	.21	(.13 )	.08	(.21 )	—	(.21 )	8.81	.92 [7]	93	.30 [8]	.27 [8]	4.95 [8]
8/31/2024	8.76	.44	.16	.60	(.42 )	—	(.42 )	8.94	7.10	60.31		.27	5.07
8/31/2023	9.34	.36	(.60 )	(.24 )	(.34 )	—	(.34 )	8.76	(2.65)	381.29		.26	4.07
8/31/2022	10.23	.18	(.93 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.35)	64.24		.24	1.88
8/31/2021	10.61	.05	.01	.06	(.09 )	(.35 )	(.44 )	10.23	.53	19.23		.23	.51
8/31/2020	10.22	.13	.54	.67	(.19 )	(.09 )	(.28 )	10.61	6.64	29.25		.25	1.28
Class 529-A:
2/28/2025[5,6]	8.93	.19	(.12 )	.07	(.19 )	—	(.19 )	8.81	.81 [7]	18	.76 [8]	.73 [8]	4.48 [8]
8/31/2024	8.75	.40	.16	.56	(.38 )	—	(.38 )	8.93	6.59	19.78		.73	4.60
8/31/2023	9.33	.30	(.59 )	(.29 )	(.29 )	—	(.29 )	8.75	(3.11)	20.75		.73	3.32
8/31/2022	10.22	.09	(.88 )	(.79 )	(.10 )	—	(.10 )	9.33	(7.75)	25.67		.67	.89
8/31/2021	10.60	.01	— [9]	.01	(.04 )	(.35 )	(.39 )	10.22	.11	30.65		.65	.10
8/31/2020	10.21	.10	.52	.62	(.14 )	(.09 )	(.23 )	10.60	6.18	29.69		.69	.94
Refer to the end of the table for footnotes.

American Funds Mortgage Fund	36

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2025[5,6]	$8.82	$.16	$(.14 )	$.02	$(.15 )	$—	$(.15 )	$8.69	.29%[7]	$1	1.53%[8]	1.50%[8]	3.71%[8]
8/31/2024	8.64	.33	.16	.49	(.31 )	—	(.31 )	8.82	5.81	1	1.54	1.50	3.85
8/31/2023	9.21	.22	(.57 )	(.35 )	(.22 )	—	(.22 )	8.64	(3.82)	1	1.52	1.50	2.52
8/31/2022	10.12	.01	(.86 )	(.85 )	(.06 )	—	(.06 )	9.21	(8.46)	2	1.44	1.44	.09
8/31/2021	10.54	(.07 )	— [9]	(.07 )	— [9]	(.35 )	(.35 )	10.12	(.67 )	2	1.42	1.42	(.67 )
8/31/2020	10.16	.02	.52	.54	(.07 )	(.09 )	(.16 )	10.54	5.42	3	1.45	1.45	.23
Class 529-E:
2/28/2025[5,6]	8.93	.19	(.14 )	.05	(.18 )	—	(.18 )	8.80	.59 [7]	1	.97 [8]	.94 [8]	4.27 [8]
8/31/2024	8.75	.39	.15	.54	(.36 )	—	(.36 )	8.93	6.43	1.93		.89	4.45
8/31/2023	9.33	.28	(.58 )	(.30 )	(.28 )	—	(.28 )	8.75	(3.29)	1.94		.92	3.15
8/31/2022	10.22	.07	(.88 )	(.81 )	(.08 )	—	(.08 )	9.33	(7.90)	1.87		.87	.69
8/31/2021	10.60	(.01 )	— [9]	(.01 )	(.02 )	(.35 )	(.37 )	10.22	(.09 )	1.86		.86	(.12 )
8/31/2020	10.21	.08	.52	.60	(.12 )	(.09 )	(.21 )	10.60	5.96	1.90		.90	.75
Class 529-T:
2/28/2025[5,6]	8.93	.20	(.12 )	.08	(.20 )	—	(.20 )	8.81	.91 [7,10]	— [11]	.54 [8,10]	.51 [8,10]	4.70 [8,10]
8/31/2024	8.75	.42	.16	.58	(.40 )	—	(.40 )	8.93	6.83 [10]	— [11]	.56 [10]	.51 [10]	4.83 [10]
8/31/2023	9.33	.33	(.59 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.86)[10]	— [11]	.49 [10]	.46 [10]	3.62 [10]
8/31/2022	10.22	.11	(.88 )	(.77 )	(.12 )	—	(.12 )	9.33	(7.54)[10]	— [11]	.44 [10]	.44 [10]	1.14 [10]
8/31/2021	10.60	.03	— [9]	.03	(.06 )	(.35 )	(.41 )	10.22	.31 [10]	— [11]	.45 [10]	.45 [10]	.30 [10]
8/31/2020	10.21	.12	.52	.64	(.16 )	(.09 )	(.25 )	10.60	6.41 [10]	— [11]	.47 [10]	.47 [10]	1.18 [10]
Class 529-F-1:
2/28/2025[5,6]	8.94	.21	(.14 )	.07	(.20 )	—	(.20 )	8.81	.85 [7,10]	— [11]	.46 [8,10]	.43 [8,10]	4.79 [8,10]
8/31/2024	8.75	.43	.17	.60	(.41 )	—	(.41 )	8.94	7.04 [10]	— [11]	.46 [10]	.42 [10]	4.92 [10]
8/31/2023	9.33	.33	(.59 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.83)[10]	— [11]	.47 [10]	.44 [10]	3.65 [10]
8/31/2022	10.23	.11	(.89 )	(.78 )	(.12 )	—	(.12 )	9.33	(7.62)[10]	— [11]	.42 [10]	.42 [10]	1.17 [10]
8/31/2021	10.60	.05	— [9]	.05	(.07 )	(.35 )	(.42 )	10.23	.43 [10]	— [11]	.42 [10]	.42 [10]	.48 [10]
8/31/2020	10.21	.12	.53	.65	(.17 )	(.09 )	(.26 )	10.60	6.43	9.45		.45	1.19
Class 529-F-2:
2/28/2025[5,6]	8.94	.21	(.14 )	.07	(.20 )	—	(.20 )	8.81	.84 [7]	6	.47 [8]	.43 [8]	4.78 [8]
8/31/2024	8.76	.43	.15	.58	(.40 )	—	(.40 )	8.94	6.91	6.47		.43	4.90
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.74)	7.38		.35	3.73
8/31/2022	10.23	.11	(.87 )	(.76 )	(.13 )	—	(.13 )	9.34	(7.49)	7.39		.39	1.16
8/31/2021[5,12]	10.59	.02	.02	.04	(.05 )	(.35 )	(.40 )	10.23	.39 [7]	8	.43 [8]	.43 [8]	.28 [8]
Class 529-F-3:
2/28/2025[5,6]	8.94	.21	(.12 )	.09	(.21 )	—	(.21 )	8.82	.91 [7]	— [11]	.34 [8]	.31 [8]	4.91 [8]
8/31/2024	8.76	.44	.16	.60	(.42 )	—	(.42 )	8.94	7.05	— [11]	.35	.30	5.04
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.71)	— [11]	.34	.32	3.77
8/31/2022	10.23	.13	(.88 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.40)	— [11]	.29	.29	1.29
8/31/2021[5,12]	10.59	.04	.01	.05	(.06 )	(.35 )	(.41 )	10.23	.50 [7]	— [11]	.36 [8]	.29 [8]	.42 [8]
Class R-1:
2/28/2025[5,6]	8.84	.16	(.13 )	.03	(.16 )	—	(.16 )	8.71	.34 [7]	6	1.43 [8]	1.40 [8]	3.82 [8]
8/31/2024	8.65	.34	.17	.51	(.32 )	—	(.32 )	8.84	6.04	6	1.43	1.39	3.95
8/31/2023	9.23	.24	(.59 )	(.35 )	(.23 )	—	(.23 )	8.65	(3.81)	5	1.41	1.39	2.69
8/31/2022	10.14	.02	(.87 )	(.85 )	(.06 )	—	(.06 )	9.23	(8.40)	5	1.36	1.36	.19
8/31/2021	10.55	(.07 )	.01	(.06 )	— [9]	(.35 )	(.35 )	10.14	(.57 )	7	1.40	1.40	(.65 )
8/31/2020	10.18	.01	.53	.54	(.08 )	(.09 )	(.17 )	10.55	5.34	7	1.49	1.49	.14
Refer to the end of the table for footnotes.

37	American Funds Mortgage Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2025[5,6]	$8.83	$.16	$(.13 )	$.03	$(.16 )	$—	$(.16 )	$8.70	.35%[7]	$3	1.41%[8]	1.37%[8]	3.84%[8]
8/31/2024	8.65	.34	.16	.50	(.32 )	—	(.32 )	8.83	5.95	3	1.40	1.36	3.98
8/31/2023	9.22	.24	(.58 )	(.34 )	(.23 )	—	(.23 )	8.65	(3.69)	2	1.39	1.37	2.67
8/31/2022	10.13	.03	(.88 )	(.85 )	(.06 )	—	(.06 )	9.22	(8.39)	3	1.33	1.33	.26
8/31/2021	10.54	(.06 )	— [9]	(.06 )	— [9]	(.35 )	(.35 )	10.13	(.57 )	3	1.34	1.34	(.60 )
8/31/2020	10.16	.03	.52	.55	(.08 )	(.09 )	(.17 )	10.54	5.47	3	1.37	1.37	.28
Class R-2E:
2/28/2025[5,6]	8.91	.18	(.14 )	.04	(.17 )	—	(.17 )	8.78	.52 [7]	— [11]	1.10 [8]	1.07 [8]	4.14 [8]
8/31/2024	8.72	.37	.17	.54	(.35 )	—	(.35 )	8.91	6.38	— [11]	1.10	1.06	4.28
8/31/2023	9.30	.28	(.60 )	(.32 )	(.26 )	—	(.26 )	8.72	(3.43)	— [11]	1.06	1.04	3.09
8/31/2022	10.20	.06	(.88 )	(.82 )	(.08 )	—	(.08 )	9.30	(8.09)	— [11]	1.02	1.01	.60
8/31/2021	10.59	(.03 )	— [9]	(.03 )	(.01 )	(.35 )	(.36 )	10.20	(.28 )	— [11]	1.06	1.01	(.25 )
8/31/2020	10.20	.06	.53	.59	(.11 )	(.09 )	(.20 )	10.59	5.82	— [11]	1.14	1.06	.57
Class R-3:
2/28/2025[5,6]	8.91	.18	(.13 )	.05	(.18 )	—	(.18 )	8.78	.58 [7]	45	.97 [8]	.94 [8]	4.28 [8]
8/31/2024	8.72	.38	.17	.55	(.36 )	—	(.36 )	8.91	6.51	48.97		.92	4.42
8/31/2023	9.30	.28	(.59 )	(.31 )	(.27 )	—	(.27 )	8.72	(3.32)	37.95		.93	3.17
8/31/2022	10.20	.06	(.88 )	(.82 )	(.08 )	—	(.08 )	9.30	(8.03)	36.90		.90	.66
8/31/2021	10.58	(.02 )	.01	(.01 )	(.02 )	(.35 )	(.37 )	10.20	(.11 )	42.93		.93	(.17 )
8/31/2020	10.20	.07	.52	.59	(.12 )	(.09 )	(.21 )	10.58	5.82	37	1.04	1.04	.64
Class R-4:
2/28/2025[5,6]	8.94	.20	(.14 )	.06	(.19 )	—	(.19 )	8.81	.74 [7]	12	.67 [8]	.64 [8]	4.58 [8]
8/31/2024	8.76	.41	.16	.57	(.39 )	—	(.39 )	8.94	6.70	11.67		.63	4.71
8/31/2023	9.34	.32	(.60 )	(.28 )	(.30 )	—	(.30 )	8.76	(3.00)	12.64		.62	3.53
8/31/2022	10.23	.11	(.89 )	(.78 )	(.11 )	—	(.11 )	9.34	(7.67)	12.59		.59	1.08
8/31/2021	10.61	.02	— [9]	.02	(.05 )	(.35 )	(.40 )	10.23	.18	9.58		.58	.17
8/31/2020	10.21	.10	.54	.64	(.15 )	(.09 )	(.24 )	10.61	6.35	6.62		.62	1.01
Class R-5E:
2/28/2025[5,6]	8.94	.21	(.14 )	.07	(.20 )	—	(.20 )	8.81	.84 [7]	1	.51 [8]	.43 [8]	4.78 [8]
8/31/2024	8.75	.43	.16	.59	(.40 )	—	(.40 )	8.94	7.03	1.48		.44	4.90
8/31/2023	9.33	.34	(.60 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.81)	1.44		.41	3.80
8/31/2022	10.23	.13	(.90 )	(.77 )	(.13 )	—	(.13 )	9.33	(7.50)	1.39		.39	1.33
8/31/2021	10.60	.04	.01	.05	(.07 )	(.35 )	(.42 )	10.23	.36	— [11]	.39	.39	.34
8/31/2020	10.21	.12	.53	.65	(.17 )	(.09 )	(.26 )	10.60	6.46	— [11]	.43	.42	1.15
Class R-5:
2/28/2025[5,6]	8.94	.21	(.13 )	.08	(.21 )	—	(.21 )	8.81	.89 [7]	— [11]	.37 [8]	.34 [8]	4.88 [8]
8/31/2024	8.76	.43	.16	.59	(.41 )	—	(.41 )	8.94	7.02	— [11]	.38	.33	5.01
8/31/2023	9.34	.32	(.57 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.71)	1.34		.33	3.50
8/31/2022	10.23	.13	(.88 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.40)	1.29		.29	1.30
8/31/2021	10.61	.05	— [9]	.05	(.08 )	(.35 )	(.43 )	10.23	.47	1.29		.29	.46
8/31/2020	10.21	.13	.54	.67	(.18 )	(.09 )	(.27 )	10.61	6.67	1.32		.32	1.28
Class R-6:
2/28/2025[5,6]	8.94	.21	(.13 )	.08	(.21 )	—	(.21 )	8.81	.92 [7]	10,962	.30 [8]	.27 [8]	4.94 [8]
8/31/2024	8.75	.44	.17	.61	(.42 )	—	(.42 )	8.94	7.21	10,319.31		.26	5.07
8/31/2023	9.33	.35	(.59 )	(.24 )	(.34 )	—	(.34 )	8.75	(2.76)	8,463.28		.26	3.87
8/31/2022	10.23	.13	(.89 )	(.76 )	(.14 )	—	(.14 )	9.33	(7.35)	7,845.24		.24	1.35
8/31/2021	10.61	.05	.01	.06	(.09 )	(.35 )	(.44 )	10.23	.53	8,373.22		.22	.53
8/31/2020	10.21	.14	.54	.68	(.19 )	(.09 )	(.28 )	10.61	6.75	6,590.25		.25	1.40
Refer to the end of the table for footnotes.

American Funds Mortgage Fund	38

Financial highlights (continued)

Portfolio turnover rate for all share classes[13,14]	Six months ended February 28, 2025[4,5,6]	Year ended August 31,
		2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	24%	37%	86%	42%	66%	114%
Including mortgage dollar roll transactions	185%	824%	1,185%	1,147%	1,015%	1,015%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During some of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for certain share classes. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

39	American Funds Mortgage Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period.

American Funds Mortgage Fund	40

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Mortgage Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: April 30, 2025